Inventories, Net (Details) - Schedule of inventories - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Inventory [Line Items]
Total	$ 3,105,673	$ 2,706,896
Healthcare service gift cards [Member]
Inventory [Line Items]
Total	1,276,550	1,094,101
Chinese tea [Member]
Inventory [Line Items]
Total	718,426	702,051
Learning course gift cards [Member]
Inventory [Line Items]
Total	454,852	444,451
Latex pillows [Member]
Inventory [Line Items]
Total	138,246	137,119
Healthcare products [Member]
Inventory [Line Items]
Total	207,348	216,733
Others [Member]
Inventory [Line Items]
Total	$ 310,251	$ 112,441